Accounts Payable to Suppliers and Accrued Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Annual fee	$ 6,888	$ 13,060	$ 13,389